CONSOLIDATED BALANCE SHEETS (parenthetical) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 1	₪ 1
Ordinary shares, shares authorized	39,748,000	39,748,000
Ordinary shares, shares issued	23,309,987	23,309,987
Ordinary shares, shares outstanding	23,309,987	23,309,987